Leases - Facility Lease (Details)		1 Months Ended
	Sep. 15, 2022 USD ($) item	Oct. 31, 2021 ft²	Jun. 30, 2021 USD ($) ft² item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases
Operating lease right-of-use asset				$ 5,866,261	$ 1,782,884
Operating lease liability				3,477,742
Finance lease right-of-use asset				15,329,075	$ 470,700
Finance lease liability				5,821,082
Lab equipment
Leases
Reimbursement of expenses, capitalized	$ 13,200,000
Morrisville, NC
Leases
Area of facility to be leased | ft²			15,996
Lease term			8 years
Number of lease renewal terms | item			1
Lease renewal term			5 years
Maximum amount of tenant improvements provided for under lease			$ 2,400,000
Operating lease right-of-use asset			5,600,000
Operating lease liability			$ 3,200,000
San Antonio, TX
Leases
Area of facility to be leased | ft²		20,144
Reimbursement of expenses to lessor				$ 24,300,000
Lease term	15 years
Number of lease renewal terms | item	1
Lease renewal term	15 years
Number of lease subsequent renewal terms | item	1
Lease subsequent renewal term	10 years
Maximum amount of tenant improvements provided for under lease	$ 2,400,000
Reimbursements, expensed	900,000
Reimbursement included in finance lease right of use asset	10,200,000
Finance lease right-of-use asset	15,100,000
Finance lease liability	$ 5,100,000